Stockholders’ Equity (Details) - Schedule of stock options activities - Stock Options [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Stockholders’ Equity (Details) - Schedule of stock options activities [Line Items]
Number of Options, beginning balance outstanding	6,000
Weighted Average Exercise Price, balance beginning	$ 0.005
Weighted Average Remaining Contractual Term (Years), balance beginning	2 years 6 months		4 years 6 months
Aggregate Intrinsic Value, balance beginning
Granted as incentives, Number of Options	6,849
Granted as incentives, Weighted Average Exercise Price	$ 7.3
Granted as incentives, Weighted Average Remaining Contractual Term (Years)	4 years 6 months
Granted as incentives, Aggregate Intrinsic Value
Granted pursuant to employment agreement, Number of Options	16,000
Granted pursuant to employment agreement, Weighted Average Exercise Price	$ 10
Granted pursuant to employment agreement, Weighted Average Remaining Contractual Term (Years)	9 years 7 months 6 days
Granted pursuant to employment agreement, Aggregate Intrinsic Value
Number of Options, Forfeited
Weighted Average Exercise Price, Forfeited
Weighted Average Remaining Contractual Term (Years), Forfeited
Aggregate Intrinsic Value, Forfeited
Number of Options, balance ending	28,849	6,000
Weighted Average Exercise Price, balance ending	$ 7.5	$ 0.005
Weighted Average Remaining Contractual Term (Years), balance ending	7 years 6 months	2 years 6 months	3 years 6 months
Aggregate Intrinsic Value, balance ending
Number of Options, Exercisable,	12,000	6,000
Weighted Average Exercise Price, Exercisable	$ 5	$ 0.005
Weighted Average Remaining Contractual Term (Years), Exercisable	5 years 9 months 18 days	2 years 6 months
Aggregate Intrinsic Value, Exercisable	$ 6,030	$ 42,870